Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Supplement [Text Block]	nmf3_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 29 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class shares of another Nationwide Fund.

2.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 31 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

3.	The following modifies the information found on page 36 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund where such Institutional Class shares had been designated as Class D shares at the close of business on July 31, 2012.

4.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide Investor Destinations Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf3_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 29 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class shares of another Nationwide Fund.

2.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 31 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

3.	The following modifies the information found on page 36 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund where such Institutional Class shares had been designated as Class D shares at the close of business on July 31, 2012.

4.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide Investor Destinations Moderately Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf3_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 29 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class shares of another Nationwide Fund.

2.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 31 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

3.	The following modifies the information found on page 36 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund where such Institutional Class shares had been designated as Class D shares at the close of business on July 31, 2012.

4.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide Investor Destinations Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf3_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 29 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class shares of another Nationwide Fund.

2.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 31 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

3.	The following modifies the information found on page 36 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund where such Institutional Class shares had been designated as Class D shares at the close of business on July 31, 2012.

4.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide Investor Destinations Moderately Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf3_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 29 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class shares of another Nationwide Fund.

2.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 31 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

3.	The following modifies the information found on page 36 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund where such Institutional Class shares had been designated as Class D shares at the close of business on July 31, 2012.

4.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide Investor Destinations Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf3_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 29 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class shares of another Nationwide Fund.

2.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 31 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

3.	The following modifies the information found on page 36 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund where such Institutional Class shares had been designated as Class D shares at the close of business on July 31, 2012.

4.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.